Sextant International Fund
Sextant International Fund
Investment Objective
Long-term capital growth.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareowner Fees
Shareholder Fees - Sextant International Fund - USD ($)	International Fund Investor Shares	International Fund Z Shares
Shareowner Fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sextant International Fund	International Fund Investor Shares	International Fund Z Shares
Management Fees (vary with performance)	0.52%	0.52%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	1.00%	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Sextant International Fund - USD ($)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
International Fund Investor Shares	SSIFX	102	318	552	1,225
International Fund Z Shares	SIFZX	77	240	417	930

When you buy shares through a financial intermediary, that intermediary may charge a transaction fee or commission which is not reflected in the expenses table or example. Purchases and redemptions of Fund shares will be made at the daily net asset value established by the Fund (before imposition of a commission).
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.
Principal Investment Strategies
The International Fund diversifies its investments among many countries, predominantly those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its net assets in companies with their headquarters and at least half of their assets and earnings outside the US. The Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.
Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.
Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the International Fund Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Best Quarter	Q3 2010	12.85%
Worst Quarter	Q3 2011	-14.18%

The year-to-date return as of the most recent calendar quarter (which ended March 31, 2017) was 7.20%.
Average Annual Total Returns
The table below presents the average annual returns for the International Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Periods ended December 31, 2016
Average Annual Total Returns - Sextant International Fund	Label	1 Year	5 Year	10 Year
International Fund Investor Shares	SSIFX	7.11%	2.51%	1.95%
International Fund Investor Shares | Return after taxes on distributions		6.91%	2.21%	1.72%
International Fund Investor Shares | Return after taxes on distributions and sale of Fund shares		4.41%	2.13%	1.65%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		1.51%	7.01%	1.22%

International Fund Z Shares began operations on June 2, 2017 (the date of this prospectus) and do not yet have returns to report.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.